[Letterhead of Sutherland]
MARY JANE WILSON-BILIK
DIRECT LINE: 202.383.0660
Internet: mjwilsonbilik@sutherland.com
October 7, 2008
VIA EDGARLINK
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Aviva Life and Annuity Company ALAC Separate Account 1 Initial Form N-4 Registration Statement (File Nos. 333-153752; 811-08964)
Commissioners:
     On behalf of Aviva Life and Annuity Company (the “Company”) and ALAC Separate Account 1 (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectuses and Statement of Additional Information for the variable annuity contracts offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced initial registration statement (the “Registration Statement”) on Form N-4 for the Separate Account. That Registration Statement was filed electronically with the Commission on October 1, 2008.
     If you have any questions or comments regarding this filing, please call the undersigned at 202-383-0660.

Sincerely,
/s/ Mary Jane Wilson-Bilik
Mary Jane Wilson-Bilik

cc:	Leif Gustafson, Aviva USA Trish Nees, Aviva USA Patrice Pitts, Sutherland Asbill & Brennan LLP Jon Hadfield, Sutherland Asbill & Brennan LLP